Employee Benefit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Contribution for employee benefits	¥ 122,844	¥ 82,877	¥ 50,648